ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2016
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2016	2015
Accrued payroll and related costs	$14,803	$12,363
Accrued vacation	6,631	4,522
Accrual for minimum wage increase	3,010	3,284
Cash overdraft	1,334	1,300
Labor union contribution	952	920
Other	1,473	2,676
Total accrued expenses and other current liabilities	$28,203	$25,065

The cash overdraft balance above represents outstanding checks as of June 30, 2016 and December 31, 2015.